FVM - Valuation adjustment reserves on the balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Deferred day-1 profit or loss reserves	$ 422	$ 418	$ 269	$ 146
Own credit adjustments on financial liabilities designated at fair value	556	(315)	(381)
UBS AG
Entity [Table]
Deferred day-1 profit or loss reserves	422	418	269	$ 146
Own credit adjustments on financial liabilities designated at fair value	$ 556	$ (315)	$ (381)